Investments (Tables)	12 Months Ended
Mar. 31, 2019
Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2018 and 2019 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	13,334,619	7,332	9,656	13,332,295
Japanese local government bonds	236,711	2,903	280	239,334
U.S. Treasury bonds and federal agency securities	689,297	109	3,557	685,849
Other foreign government bonds	1,057,852	1,043	1,102	1,057,793
Agency mortgage-backed securities (1)	882,686	13,356	7,628	888,414
Residential mortgage-backed securities	117,870	1,264	281	118,853
Commercial mortgage-backed securities	437,115	4,132	323	440,924
Japanese corporate bonds and other debt securities (2)	1,950,947	40,290	1,410	1,989,827
Foreign corporate bonds and other debt securities (3)	879,506	1,927	2,082	879,351
Equity securities (marketable) (4)	1,595,106	2,449,173	11,291	4,032,988

Total	21,181,709	2,521,529	37,610	23,665,628

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,959,910	24,472	—	1,984,382
Agency mortgage-backed securities (5)	557,641	—	20,177	537,464

Total	2,517,551	24,472	20,177	2,521,846

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2019
Available-for-sale securities:
Debt securities:
Japanese government bonds	11,888,510	11,259	2,998	11,896,771
Japanese local government bonds	208,308	1,671	87	209,892
U.S. Treasury bonds and federal agency securities	1,008,903	644	231	1,009,316
Other foreign government bonds	1,341,564	758	455	1,341,867
Agency mortgage-backed securities (1)	530,540	14,524	593	544,471
Residential mortgage-backed securities	99,904	1,420	191	101,133
Commercial mortgage-backed securities	495,313	4,914	104	500,123
Japanese corporate bonds and other debt securities (2)	1,743,309	7,686	1,561	1,749,434
Foreign corporate bonds and other debt securities (3)	778,088	3,047	226	780,909
Equity securities (marketable) (4)	—	—	—	—

Total	18,094,439	45,923	6,446	18,133,916

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,119,899	19,907	—	1,139,806
Agency mortgage-backed securities (5)	484,205	—	14,423	469,782

Total	1,604,104	19,907	14,423	1,609,588

Notes:

(1)

Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)

Other debt securities presented in this line primarily consist of Japanese negotiable certificates of deposit (“NCDs”), of which the total fair values were ¥106,101 million at March 31, 2018, and ¥6,725 million at March 31, 2019.

(3)

Other debt securities presented in this line primarily consist of Foreign NCDs and asset-backed securities (“ABS”), of which the total fair values were ¥313,164 million at March 31, 2018, and ¥246,503 million at March 31, 2019.

(4)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 “Recently issued accounting pronouncements” for further details.

(5)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity

The amortized cost and fair value of available-for-sale and held-to-maturity securities at March 31, 2019 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,839,925	2,326,357	1,461,333	260,895	11,888,510
Japanese local government bonds	7,229	118,677	77,336	5,066	208,308
U.S. Treasury bonds and federal agency securities	989,921	18,982	—	—	1,008,903
Other foreign government bonds	1,106,386	235,178	—	—	1,341,564
Agency mortgage-backed securities	—	—	—	530,540	530,540
Residential mortgage-backed securities	—	—	4,656	95,248	99,904
Commercial mortgage-backed securities	9,501	175,819	282,518	27,475	495,313
Japanese corporate bonds and other debt securities	137,824	876,876	521,851	206,758	1,743,309
Foreign corporate bonds and other debt securities	443,476	291,299	40,544	2,769	778,088

Total	10,534,262	4,043,188	2,388,238	1,128,751	18,094,439

Held-to-maturity securities:
Debt securities:
Japanese government bonds	639,984	379,837	100,078	—	1,119,899
Agency mortgage-backed securities	—	—	—	484,205	484,205

Total	639,984	379,837	100,078	484,205	1,604,104

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,840,638	2,329,473	1,465,030	261,630	11,896,771
Japanese local government bonds	7,263	119,115	78,275	5,239	209,892
U.S. Treasury bonds and federal agency securities	990,029	19,287	—	—	1,009,316
Other foreign government bonds	1,106,543	235,324	—	—	1,341,867
Agency mortgage-backed securities	—	—	—	544,471	544,471
Residential mortgage-backed securities	—	—	4,656	96,477	101,133
Commercial mortgage-backed securities	9,518	177,237	285,849	27,519	500,123
Japanese corporate bonds and other debt securities	138,670	878,396	524,003	208,365	1,749,434
Foreign corporate bonds and other debt securities	443,626	293,831	40,683	2,769	780,909

Total	10,536,287	4,052,663	2,398,496	1,146,470	18,133,916

Held-to-maturity securities:
Debt securities:
Japanese government bonds	640,928	395,085	103,793	—	1,139,806
Agency mortgage-backed securities	—	—	—	469,782	469,782

Total	640,928	395,085	103,793	469,782	1,609,588

Other-Than-Temporary Impairment Losses on Available-for-Sale Securities

The following table shows the other-than-temporary impairment losses on available-for-sale securities for the fiscal years ended March 31, 2017, 2018 and 2019. No impairment losses were recognized on held-to-maturity securities for the periods.

	2017	2018	2019
	(in millions of yen)
Available-for-sale securities:
Debt securities	138	1,015	213
Equity securities (Note)	12,029	3,080	—

Total	12,167	4,095	213

Note:	Effective April 1, 2018, the available-for-sale category was eliminated for equity securities. See Note 2 “Recently issued accounting pronouncements” for further details.

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2018 and 2019:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,052,820	3,716	2,868,078	5,940	10,920,898	9,656
Japanese local government bonds	28,827	139	58,998	141	87,825	280
U.S. Treasury bonds and federal agency securities	515,005	3,557	—	—	515,005	3,557
Other foreign government bonds	419,648	1,030	68,359	72	488,007	1,102
Agency mortgage-backed securities (1)	45,434	1,116	188,326	6,512	233,760	7,628
Residential mortgage-backed securities	11,336	14	16,129	267	27,465	281
Commercial mortgage-backed securities	68,723	242	7,835	81	76,558	323
Japanese corporate bonds and other debt securities	563,831	933	403,069	477	966,900	1,410
Foreign corporate bonds and other debt securities	358,410	888	87,472	1,194	445,882	2,082
Equity securities (marketable) (2)	338,243	11,249	366	42	338,609	11,291

Total	10,402,277	22,884	3,698,632	14,726	14,100,909	37,610

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (3)	30,589	766	506,875	19,411	537,464	20,177

Total	30,589	766	506,875	19,411	537,464	20,177

2019
Available-for-sale securities:
Debt securities:
Japanese government bonds	2,296,536	1,441	1,332,688	1,557	3,629,224	2,998
Japanese local government bonds	9,752	32	38,873	55	48,625	87
U.S. Treasury bonds and federal agency securities	506,176	231	—	—	506,176	231
Other foreign government bonds	438,771	321	26,782	134	465,553	455
Agency mortgage-backed securities (1)	466	2	37,706	591	38,172	593
Residential mortgage-backed securities	—	—	16,729	191	16,729	191
Commercial mortgage-backed securities	11,256	44	36,760	60	48,016	104
Japanese corporate bonds and other debt securities	417,825	924	440,937	637	858,762	1,561
Foreign corporate bonds and other debt securities	129,164	142	79,716	84	208,880	226
Equity securities (marketable) (2)	—	—	—	—	—	—

Total	3,809,946	3,137	2,010,191	3,309	5,820,137	6,446

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (3)	—	—	469,782	14,423	469,782	14,423

Total	—	—	469,782	14,423	469,782	14,423

Notes	:
(1)

Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.

(2)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 “Recently issued accounting pronouncements” for further details.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Realized Gains and Losses on Sales of Available-for-Sale Securities

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2017, 2018 and 2019. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2017, 2018 and 2019” for the proceeds from sales of investments.

	2017	2018	2019 (Note)
	(in millions of yen)
Gross realized gains	353,036	314,948	23,777
Gross realized losses	(21,163)	(41,044)	(26,299)

Net realized gains (losses) on sales of available-for-sale securities	331,873	273,904	(2,522)

Note:

Effective April 1, 2018, the available-for-sale category was eliminated for equity securities, and gains and losses on these securities are not included for the fiscal year ended March 31, 2019 column in this table. See Note 2 “Recently issued accounting pronouncements” for further details.

Summary of Composition of Other Investments

The following table summarizes the composition of Other investments at March 31, 2018 and 2019:

	2018	2019
	(in millions of yen)
Equity method investments	280,666	354,268
Investments held by consolidated investment companies	37,735	35,472
Other equity interests	267,495	— (Note)

Total	585,896	389,740

Note:	In connection with the adoption of ASU No.2016-01, other equity interests are disclosed as Equity securities. See Note 2 “Recently issued accounting pronouncements” for further details.

Summary of Details of Net Gains and Losses on Equity Securities

The following table shows the details of the net gains and losses on Equity securities for the fiscal year ended March 31, 2019:

2019
(in millions of yen)
Net gains and losses recognized during the period on equity securities	(155,947)
Less: Net gains and losses recognized during the period on equity securities sold during the period	34,034

Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting period	(189,981)

Summary of Equity Securities Without Readily Determinable Fair Values

The following table shows the details of Equity securities without readily determinable fair values, for which the measurement alternative is used, for the fiscal year ended March 31, 2019:

2019
(in millions of yen)
Carrying amounts at the end of the period	212,270
Downward adjustments and impairments:
During the period	1,413
Cumulative	1,413
Upward adjustments:
During the period	2,373
Cumulative	2,373